Note 15 Investments In Subsidiaries Joint Ventures And Associates (Details) - EUR (€)	Jun. 30, 2021	Dec. 31, 2020
Disclosure of Investments in subsidiaries joint ventures and associates [Line Items]
Investments in joint ventures	€ 147,000,000	€ 149,000,000
Investments in associates	1,253,000,000	1,288,000,000
Investments in subsidiaries, joint ventures and associates	€ 1,400,000,000	€ 1,437,000,000